Related parties - Additional Information (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Freeport Minerals Corporation [Member]
Disclosure Of Related Party Explanatory [Line Items]
Amounts payable, related party transactions		$ 10,441	$ 8,860
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Related Party Explanatory [Line Items]
Description of basis for determining transaction price and type of delivery		at a price based on MWDO and under a delivery type known as CIF (cost, insurance and freight)
Amounts payable, related party transactions		$ 14,088	14,874
Amounts receivable, related party transactions		$ 453,070	$ 413,351
Benefits derived to key managerial personnel, Percentage		0.42	0.38
Sociedad Minera Cerro Verde S.A.A. [Member] | Stock option benefits [Member]
Disclosure Of Related Party Explanatory [Line Items]
Amounts payable, related party transactions		$ 10,100	$ 8,900
Sociedad Minera Cerro Verde S.A.A. [Member] | Freeport Minerals Corporation [Member]
Disclosure Of Related Party Explanatory [Line Items]
Amounts receivable, related party transactions	[1]	401,211	409,688
Sociedad Minera Cerro Verde S.A.A. [Member] | Sumitomo Metal Mining Company, Ltd. [Member]
Disclosure Of Related Party Explanatory [Line Items]
Amounts receivable, related party transactions	[2]	10,760	12,918
Sociedad Minera Cerro Verde S.A.A. [Member] | Climax Molybdenum Marketing Corporation [Member]
Disclosure Of Related Party Explanatory [Line Items]
Amounts receivable, related party transactions	[3]	$ 5,022	$ 10,038
Sociedad Minera Cerro Verde S.A.A. [Member] | Copper concentrate [Member] | Sumitomo Metal Mining Company, Ltd. [Member] | Long-term contracts [member]
Disclosure Of Related Party Explanatory [Line Items]
Proportion of sales commitment made by entity, related party transactions		21.00%
Sociedad Minera Cerro Verde S.A.A. [Member] | Molybdenum concentrate [Member] | Climax Molybdenum Marketing Corporation [Member] | Long-term contracts [member]
Disclosure Of Related Party Explanatory [Line Items]
Proportion of sales commitment made by entity, related party transactions		100.00%
Bottom of range [member] | Sociedad Minera Cerro Verde S.A.A. [Member] | Copper concentrate [Member] | Freeport Minerals Corporation [Member] | Long-term contracts [member]
Disclosure Of Related Party Explanatory [Line Items]
Proportion of sales commitment made by entity, related party transactions		70.00%
Top of range [member] | Sociedad Minera Cerro Verde S.A.A. [Member] | Copper concentrate [Member] | Freeport Minerals Corporation [Member] | Long-term contracts [member]
Disclosure Of Related Party Explanatory [Line Items]
Proportion of sales commitment made by entity, related party transactions		80.00%

[1]	Accounts receivable from FMC mainly correspond to sales of copper concentrate and copper cathode. The Company has a long-term agreement with FMC through which it has committed to sell between 70% and 80% of its annual copper concentrate production through December 31, 2021. Terms of the contracts are reviewed annually.
[2]	The Company has a long-term agreement with Sumitomo through which it has committed to sell 21% of its annual copper concentrates production through December 31, 2021. Terms of the contracts are reviewed annually.
[3]	The Company has a long-term agreement with Climax Molybdenum Marketing Corporation (a wholly owned subsidiary of FMC) through which it has committed to sell 100% of its annual molybdenum concentrate production, at a price based on MWDO and under a delivery type known as CIF (cost, insurance and freight) through December 31, 2020.